Long-term Investments	12 Months Ended
Dec. 31, 2022
Long-Term Investments [Abstract]
Long-term Investments
(6)	LONG-TERM INVESTMENTS

	December 31, 2021	December 31, 2022
	RMB	RMB
EEO Group	38,000,000	38,000,000

Total other equity investments	38,000,000	38,000,000

The Group accounts for its equity investments that do not have readily determinable fair value in accordance with ASC321
Investment—Equity Securities
effective on January 1, 2018, and elected to measure these investments without readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer.
Prior to January 1, 2019, the Group acquired 7.95% equity interests of ApplySquare Education & Technology Co., Ltd (“ApplySquare”) in exchange for USD 3,000,000 (equivalent to RMB 19,721,700) in cash. As of January 1, 2019, the carrying amount of the investment in ApplySquare was RMB 22,471,700
. As of December 31, 2019, ACG made a qualitative assessment and identified that Applysquare failed to meet the expected milestones and operation forecasts and encountered shortage of working capital resulted from continuous negative operating cash flows, which indicated that impairment existed. With the assistance of an independent appraiser, the Company evaluated the fair value of the investment in Applysquare as of December 31, 2019 and recorded an impairment loss of
RMB 20,895,309
based on the valuation result. Due to the severe shortage of working capital and negative market impact on its business in the year ended December 31, 2020, the Group recognized an impairment loss of
RMB 1,576,391
to reduce the investment to zero.
Prior to January 1, 2019, the Group acquired 20% equity interests of Beijing Xiaozhi Education Technology Co., Ltd. (“Xiaozhi”) in exchange for RMB 6,000,000 in cash. According to the shares purchase agreement, ACG has the right to appoint one director. The Company paid RMB 6,000,000 in cash to Xiaozhi in January 2019. The investment is not
in-substance
common stock due to the liquidation preference feature. During the year ended December 31, 2021, ACG made a qualitative assessment and identified that Xiaozhi failed to meet the expected milestones and operation forecasts and encountered shortage of working capital resulted from continuous negative operating cash flows, which indicated that impairment existed. The Group recognized an impairment loss of
RMB 6,000,000 to reduce the investment to zero.

Long-term investment in Beijing Futou Technology Co., Ltd (“Futou Technology”) was acquired in connection with the acquisition of Huanqiuyimeng in 2019, which hel
d
15
% equity interests in Futou Technology. Due to the severe shortage of working capital and negative market impact on its business in the year ended December 31, 2020, the Group recognized an impairment loss of
RMB
150,000
to reduce the investment to zero.
Prior to January 1, 2019, the Group acquired 8.33% equity interests of Beijing Empower Education Online Co., Ltd. (“EEO”) in exchange for RMB 38,000,000 in cash.
In July 2020, EEO underwent an internal reorganization pursuant to which the Company exchanged its equity interest in EEO to EEO Group, a newly established holding company incorporated in Cayman Islands. The equity interests in EEO Group are substantially equivalent to the exchanged equity interests in EEO. EEO Group also entered into two rounds of financing agreements with certain new investors in July and November 2020, respectively. After the internal reorganization and new financings in 2020, ACG’s equity interest in EEO Group decreased from 8.33% to 4.822%. Since the securities issued during new financing arrangements are not identical or similar in terms of rights and obligations to the equity securities held by the Company, the Company did not adjust the carrying amount of the long-term investments in EEO Group.
On March 30, 2021, EEO Group entered into a financing agreement with a group of new investors. After EEO Group’s new financing, ACG’s equity shares decreased from 4.822% to 4.433%. Since the securities issued during this new financing arrangements are not identical or similar in terms of rights and obligations to the equity securities held by the Company, the Company did not adjust the carrying amount of the long-term investments in EEO Group.
Long-term investment in Beijing Quanouyimeng Culture Communication Co., Ltd. (“Quanouyimeng”), an entity that mainly delivers foreign language training services, was acquired in connection with the acquisition of Huanqiuyimeng in 2019, which held
100
% equity interests in
Quanouyimeng.
On June 10
, 2022, the Group entered into a loan agreement with Quanouyimeng and committed to provide an interest free loan up to RMB
0.95
 million to Quanouyimeng, pursuant to which, the Group paid RMB
0.65
 million before September 30, 2022 and the remaining RMB
0.30
 million in October 2022.
On July 1
, 2022, Huanqiuyimeng sold 70
% equity interests in Quanouyimeng to its management employee a
t nil
consideration. As a result, the Group deconsolidated Quanouyimeng as of July 1, 2022 when the Company no longer has a controlling financial interest in Quanouyimeng, by removing its net liabilities, writing-off
the receivables due from Quanouyimeng and recognizing a disposal gain of RMB682,996 according to ASC
810-10,
with the remainin
g 30
% equity interests of Quanouyimeng remeasured at nil fair value.